Derivatives - Non-qualifying Strategies (Details) - Not Designated as Hedging Instrument - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Gain (Loss) on Derivatives	$ (25)	$ (299)	$ (187)	$ (315)
Credit derivatives that purchase credit protection
Derivative [Line Items]
Gain (Loss) on Derivatives	0	0	19	0
Credit derivatives that assume credit risk
Derivative [Line Items]
Gain (Loss) on Derivatives	1	0	0	7
Other Credit Derivatives
Derivative [Line Items]
Gain (Loss) on Derivatives	37	(54)	149	54
Fair Value Hedging [Member]
Derivative [Line Items]
Gain (Loss) on Derivatives	(67)	(243)	(332)	(365)
GMWB product derivatives
Derivative [Line Items]
Gain (Loss) on Derivatives	29	82	67	134
Reinsurance recoverable for GMWB
Derivative [Line Items]
Gain (Loss) on Derivatives	4	(24)	(27)	(13)
GMWB Hedging Instruments [Member]
Derivative [Line Items]
Gain (Loss) on Derivatives			42	(68)
Macro hedge program
Derivative [Line Items]
Gain (Loss) on Derivatives	(100)	(301)	(414)	(418)
Foreign Exchange Forward
Derivative [Line Items]
Gain (Loss) on Derivatives	5	(2)	(7)	(4)
Foreign Exchange Forward | Foreign currency swaps
Derivative [Line Items]
Gain (Loss) on Derivatives	5	(2)	(4)	0
Fixed Annuity Hedging Instruments [Member]
Derivative [Line Items]
Gain (Loss) on Derivatives	0	0	0	(4)
Foreign exchange derivatives
Derivative [Line Items]
Gain (Loss) on Derivatives	5	(2)	(4)	(4)
Interest rate derivatives
Derivative [Line Items]
Gain (Loss) on Derivatives	21	(76)	180	103
Equity index swaps, options, and futures
Derivative [Line Items]
Gain (Loss) on Derivatives	0	0	0	(1)
Other Contract
Derivative [Line Items]
Gain (Loss) on Derivatives	$ 15	$ 22	$ (50)	$ (55)